Accounts Receivable (Details 2) (Allowance for doubtful accounts) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Movement of the allowance for doubtful accounts
Allowance for doubtful accounts, balance at the beginning of period	$ (55,104)	(343,306)	(309,482)	(323,025)
Additions	(11,872)	(73,962)	(45,612)	(788)
Reversal of allowance for doubtful accounts	867	5,401	6,624	13,886
Write-off of accounts receivable	19,986	124,516	5,164	445
Allowance for doubtful accounts, balance at the end of period	$ (46,123)	(287,351)	(343,306)	(309,482)